Expense Example - John Hancock Large Cap Opportunities ETF - None or SAME	Jun. 26, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	$ 320